UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    Form 13F

                              Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: March 31, 2006

Check here if Amendment [X]; Amendment Number: 1
This Amendment (Check only one.): [X] is a restatement.
                                  [ ] adds new holdings entries.

Name:      John Hancock Life Insurance Company (U.S.A.)
Address:   601 Congress Street
           Boston, MA 02110-2805

Form 13F File Number: 028-03983

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:      Maureen Milet
Title:     Vice President & Chief Compliance Officer-Investments
Phone:     (617) 572-0203

           Maureen Milet                 Boston, MA           February 25, 2013
           -------------                 ----------           -----------------
           [Signature]                   [City, State]        [Date]

NOTE: The original filing was made under the name John Hancock Life Insurance Company.

Report Type (check only one.):

[ ] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.

[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).

[X] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this report manager are reported in this report and a portion are reported by other reporting manager(s).

List of Other Managers Reporting for this Manager:
      Form 13F File Number     Name
      028-01714                Independence Investment LLC
      028-03222                John Hancock Advisors, Inc.

                             Form 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:                                            1

Form 13F Information Table Entry Total:                                      12

Form 13F Information Table Value Total:                   US $45,069 (thousands)

List of Other Included Managers:

No.           Form 13F File Number         Name
1             028-11519                    Manulife Financial Corporation

                                                                     Shares
                                                  CUSIP     Value    or Prn     SH/ Put/ Investment  Other     VOTING AUTHORITY
Name of Issuer                    Title of Class  Number    (x$1000) Amount     PRN Call Discretion  Manager SOLE    SHARED  NONE
AMR CORP                          COM             001765106      97    3,597    SH       DEFINED     1         3,597      0  0
AMPEX                             COM             032092306     187    9,320    SH       DEFINED     1         9,320      0  0
CAPITAL LEASE FDG INC             COM             140288101     441   39,758    SH       DEFINED     1        39,758      0  0
CISCO                             COM             17275R102     685   31,622    SH       DEFINED     1             0 31,622  0
ENERPLUS RESOURCES                COM             29274D604  15,362  304,552    SH       DEFINED     1       304,552      0  0
HAWAIIAN HOLDINGS                 COM             419879101   2,786  534,689    SH       DEFINED     1       534,689      0  0
HUNTSMAN CORP                     COM             447011107   7,931  410,971    SH       DEFINED     1       410,971      0  0
LILY ELI & CO                     COM             532457108      78    1,404    SH       DEFINED     1         1,404      0  0
NAVISTAR INTL CORP                COM             63934E108     882   31,997    SH       DEFINED     1        31,997      0  0
PETROLEUM GEO SERVICES            SPONSORED ADR   716599105     707   15,207    SH       DEFINED     1        15,207      0  0
RANGE RESOURCES                   COM             541509303   6,550  248,690    SH       DEFINED     1       248,690      0  0
UAL CORP                          COM             902549807   9,362   16,793    SH       DEFINED     1        16,793      0  0